Post-employment benefits for associates (Details) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CHF (SFr)
Disclosure of defined benefit plans [line items]
Concentration of major plans, geographic	The major plans are based in Switzerland, the United States, the United Kingdom, Germany and Japan, which represent 94% of the Group’s total DBO for pension plans.	The major plans are based in Switzerland, the United States, the United Kingdom, Germany and Japan, which represent 94% of the Group’s total DBO for pension plans.
Description of plan amendments, curtailments and settlements	In September 2017, the pension regulations in Switzerland were amended, which resulted in a change in accounting from defined benefit to defined contribution for a component of the Swiss pension plans. This change resulted in a reduction to the defined benefit pension plans liability and in a corresponding net pre-tax gain of USD 225 million (CHF 216 million).	In September 2017, the pension regulations in Switzerland were amended, which resulted in a change in accounting from defined benefit to defined contribution for a component of the Swiss pension plans. This change resulted in a reduction to the defined benefit pension plans liability and in a corresponding net pre-tax gain of USD 225 million (CHF 216 million).
Net Pre-tax curtailment gain (loss)	$ 0	SFr 0	$ 225	SFr 216